Net Loss Per Share Disclosure: Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Details
Net income (loss), basic	$ (1,470,901)	$ (90,848)	$ (3,035,043)	$ (417,314)
Weighted average number of shares outstanding, basic	20,920,043	539,141	3,641,196	496,752
Basic earnings (loss) per share	$ (0.07)	$ (0.17)	$ (0.83)	$ (0.84)
Net income (loss), diluted	$ (1,470,901)	$ (90,848)	$ (3,035,043)	$ (417,314)
Incremental shares attributable to the assumed exercise of outstanding stock options and warrants	0	0	0	0
Weighted average number of shares outstanding, diluted	20,920,043	539,141	3,641,196	496,752
Diluted earnings (loss) per share	$ (0.07)	$ (0.17)	$ (0.83)	$ (0.84)